Accounts receivable, net - Additional information (Details) - USD ($)	Jan. 25, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Product Information [Line Items]
Accounts receivable		$ 24,473,318	$ 10,493,069
Allowance for doubtful accounts		$ 8,094	$ 119,199	$ 0	$ 0
Subsequent Event Member | Accounts receivable
Product Information [Line Items]
Accounts receivable	$ 19,700,000
Subsequent Event Member | Customer concentration risk | Accounts receivable | Customer
Product Information [Line Items]
Percentage of accounts receivable	80.50%